DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Sep. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value of Derivative Assets and Liabilities
The following table reflects the fair value of the Company’s derivative assets and liabilities recognized on the Consolidated Balance Sheets as of September 30:

		Fair Value
		2020		2019
(Thousands)	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Derivatives not designated as hedging instruments:
Natural Gas Distribution:
Physical commodity contracts	Derivatives - current	$78	$76	$67	$245
Financial commodity contracts	Derivatives - current	71	282	382	570
Energy Services:
Physical commodity contracts	Derivatives - current	6,454	20,438	6,847	27,540
	Derivatives - noncurrent	1,264	12,003	1,710	12,641
Financial commodity contracts	Derivatives - current	16,671	12,965	17,806	29,057
	Derivatives - noncurrent	2,037	1,346	5,716	6,105
Foreign currency contracts	Derivatives - current	36	104	1	211
	Derivatives - noncurrent	48	3	—	75
Total fair value of derivatives		$26,659	$47,217	$32,529	$76,444

Offsetting Assets
The following table summarizes the reported gross amounts, the amounts that the Company has the right to offset but elects not to, financial collateral, as well as the net amounts the Company could present on the Consolidated Balance Sheets but elects not to.

(Thousands)	Amounts Presented on Balance Sheets (1)	Offsetting Derivative Instruments (2)	Financial Collateral Received/Pledged (3)	Net Amounts (4)
As of September 2020:
Derivative assets:
Energy Services
Physical commodity contracts	$7,718	$(3,587)	$(200)	$3,931
Financial commodity contracts	18,708	(14,311)	—	4,397
Foreign currency contracts	84	(84)	—	—
Total Energy Services	$26,510	$(17,982)	$(200)	$8,328
Natural Gas Distribution
Physical commodity contracts	$78	$(65)	$—	$13
Financial commodity contracts	71	(71)	—	—
Total Natural Gas Distribution	$149	$(136)	$—	$13
Derivative liabilities:
Energy Services
Physical commodity contracts	$32,441	$(3,587)	$—	$28,854
Financial commodity contracts	14,311	(14,311)	—	—
Foreign currency contracts	107	(84)	—	23
Total Energy Services	$46,859	$(17,982)	$—	$28,877
Natural Gas Distribution
Physical commodity contracts	$76	$(65)	$—	$11
Financial commodity contracts	282	(71)	—	211
Total Natural Gas Distribution	$358	$(136)	$—	$222
As of September 30, 2019:
Derivative assets:
Energy Services
Physical commodity contracts	$8,557	$(2,906)	$(200)	$5,451
Financial commodity contracts	23,522	(19,646)	—	3,876
Foreign currency contracts	1	(1)	—	—
Total Energy Services	$32,080	$(22,553)	$(200)	$9,327
Natural Gas Distribution
Physical commodity contracts	$67	$(9)	$—	$58
Financial commodity contracts	382	(382)		—
Total Natural Gas Distribution	$449	$(391)	$—	$58
Derivative liabilities:
Energy Services
Physical commodity contracts	$40,181	$(2,906)	$—	$37,275
Financial commodity contracts	35,162	(19,646)	(15,516)	—
Foreign currency contracts	286	(1)	—	285
Total Energy Services	$75,629	$(22,553)	$(15,516)	$37,560
Natural Gas Distribution
Physical commodity contracts	$245	$(9)	$—	$236
Financial commodity contracts	570	(382)	(188)	—
Total Natural Gas Distribution	$815	$(391)	$(188)	$236
(1)Derivative assets and liabilities are presented on a gross basis on the balance sheet as the Company does not elect balance sheet offsetting under ASC 210-20.
(2)Includes transactions with NAESB netting election, transactions held by FCMs with net margining and transactions with ISDA netting.
(3)Financial collateral includes cash balances at FCMs, as well as cash received from or pledged to other counterparties.
(4)Net amounts represent presentation of derivative assets and liabilities if the Company were to elect balance sheet offsetting under ASC 210-20.

Offsetting Liabilities
The following table summarizes the reported gross amounts, the amounts that the Company has the right to offset but elects not to, financial collateral, as well as the net amounts the Company could present on the Consolidated Balance Sheets but elects not to.

(Thousands)	Amounts Presented on Balance Sheets (1)	Offsetting Derivative Instruments (2)	Financial Collateral Received/Pledged (3)	Net Amounts (4)
As of September 2020:
Derivative assets:
Energy Services
Physical commodity contracts	$7,718	$(3,587)	$(200)	$3,931
Financial commodity contracts	18,708	(14,311)	—	4,397
Foreign currency contracts	84	(84)	—	—
Total Energy Services	$26,510	$(17,982)	$(200)	$8,328
Natural Gas Distribution
Physical commodity contracts	$78	$(65)	$—	$13
Financial commodity contracts	71	(71)	—	—
Total Natural Gas Distribution	$149	$(136)	$—	$13
Derivative liabilities:
Energy Services
Physical commodity contracts	$32,441	$(3,587)	$—	$28,854
Financial commodity contracts	14,311	(14,311)	—	—
Foreign currency contracts	107	(84)	—	23
Total Energy Services	$46,859	$(17,982)	$—	$28,877
Natural Gas Distribution
Physical commodity contracts	$76	$(65)	$—	$11
Financial commodity contracts	282	(71)	—	211
Total Natural Gas Distribution	$358	$(136)	$—	$222
As of September 30, 2019:
Derivative assets:
Energy Services
Physical commodity contracts	$8,557	$(2,906)	$(200)	$5,451
Financial commodity contracts	23,522	(19,646)	—	3,876
Foreign currency contracts	1	(1)	—	—
Total Energy Services	$32,080	$(22,553)	$(200)	$9,327
Natural Gas Distribution
Physical commodity contracts	$67	$(9)	$—	$58
Financial commodity contracts	382	(382)		—
Total Natural Gas Distribution	$449	$(391)	$—	$58
Derivative liabilities:
Energy Services
Physical commodity contracts	$40,181	$(2,906)	$—	$37,275
Financial commodity contracts	35,162	(19,646)	(15,516)	—
Foreign currency contracts	286	(1)	—	285
Total Energy Services	$75,629	$(22,553)	$(15,516)	$37,560
Natural Gas Distribution
Physical commodity contracts	$245	$(9)	$—	$236
Financial commodity contracts	570	(382)	(188)	—
Total Natural Gas Distribution	$815	$(391)	$(188)	$236
(1)Derivative assets and liabilities are presented on a gross basis on the balance sheet as the Company does not elect balance sheet offsetting under ASC 210-20.
(2)Includes transactions with NAESB netting election, transactions held by FCMs with net margining and transactions with ISDA netting.
(3)Financial collateral includes cash balances at FCMs, as well as cash received from or pledged to other counterparties.
(4)Net amounts represent presentation of derivative assets and liabilities if the Company were to elect balance sheet offsetting under ASC 210-20.

Effect of Derivative Instruments on the Consolidated Statements of Operations
The following table reflects the effect of derivative instruments on the Consolidated Statements of Operations as of September 30:

(Thousands)	Location of Gain (Loss) Recognized in Income on Derivatives	Amount of Gain (Loss) Recognized in Income on Derivatives
Derivatives not designated as hedging instruments:		2020	2019	2018
Energy Services:
Physical commodity contracts	Operating revenues	$1,163	$(5,732)	$(9,311)
Physical commodity contracts	Natural gas purchases	(3,366)	(521)	(197)
Financial commodity contracts	Natural gas purchases	58,949	(643)	(24,622)
Foreign currency contracts	Natural gas purchases	(41)	(283)	(379)
Home Services and Other:
Interest rate contracts	Interest expense	—	(233)	334
Total unrealized and realized (losses) gains		$56,705	$(7,412)	$(34,175)

Effect of Derivative Instruments Designated as Cash Flow Hedges on OCI
The following table reflects the gains (losses) associated with NJNG’s derivative instruments as of September 30:

(Thousands)	2020	2019	2018
Natural Gas Distribution:
Physical commodity contracts	$2,077	$5,926	$1,232
Financial commodity contracts	(3,903)	(7,700)	1,844
Interest rate contracts	—	—	8,467
Total unrealized and realized (losses) gains	$(1,826)	$(1,774)	$11,543

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
The following table reflects the effect of derivative instruments designated as cash flow hedges in OCI as of September 30:

(Thousands)	Amount of Pre-tax Gain (Loss) Recognized in OCI on Derivatives		Location of Gain (Loss) Reclassified from OCI into Income	Amount of Pre-tax Gain (Loss) Reclassified from OCI into Income
Derivatives in cash flow hedging relationships:	2020	2019		2020	2019
Interest rate contracts	$(13,568)	$—	Interest expense	$140	$—

Schedule of Outstanding Long (Short) Derivatives
NJNG and Energy Services had the following outstanding long (short) derivatives as of September 30:

		Volume (Bcf)
	Transaction Type	2020	2019
Natural Gas Distribution	Futures	23.7	27.6
	Physical Commodity	6.0	11.6
Energy Services	Futures	(27.5)	(29.6)
	Swaps	(1.8)	(5.0)
	Options	—	1.0
	Physical Commodity	5.0	44.5
Not included in the above table are Energy Services' net notional amount of foreign currency transactions of approximately $5.1 million and $6.2 million and 960,000 and 796,000 SRECs that were open, as of September 30, 2020 and 2019, respectively.

Schedule of Broker Margin Accounts by Company	The balances as of September 30, by segment, are as follows:

(Thousands)	Balance Sheet Location	2020	2019
Natural Gas Distribution	Restricted broker margin accounts	$13,525	$1,982
Energy Services	Restricted broker margin accounts	$55,919	$71,741

Summary of Gross Credit Exposures
The following is a summary of gross credit exposures grouped by investment and noninvestment grade counterparties, as of September 30, 2020. The amounts presented below have not been reduced by any collateral received or netting and exclude accounts receivable for NJNG retail natural gas sales and services and Clean Energy Ventures residential solar installations.

(Thousands)	Gross Credit Exposure
Investment grade	$132,105
Noninvestment grade	8,527
Internally-rated investment grade	24,647
Internally-rated noninvestment grade	12,471
Total	$177,750